Nature and Continuance of Operations	12 Months Ended
Dec. 31, 2017
Nature And Continuance Of Operations
Nature and Continuance of Operations

1.	NATURE AND CONTINUANCE OF OPERATIONS

Northern Dynasty Minerals Ltd. (the “Company”) is incorporated under the laws of the Province of British Columbia, Canada, and its principal business activity is the exploration of mineral properties. The Company is listed on the Toronto Stock Exchange (“TSX”) under the symbol “NDM” and on the New York Stock Exchange-MKT (“NYSE-MKT”) under the symbol “NAK”. The Company’s corporate office is located at 1040 West Georgia Street, 15th floor, Vancouver, British Columbia.

The consolidated financial statements (“Financial Statements”) of the Company as at and for the year ended December 31, 2017, include financial information for the Company and its subsidiaries (note 2(c)) (together referred to as the “Group” and individually as “Group entities”). The Company is the ultimate parent. The Group’s core mineral property interest is the Pebble Copper-Gold-Molybdenum Project (the “Pebble Project”) located in Alaska, United States of America (“USA” or “US”). All US Dollar amounts when presented are expressed in thousands, unless otherwise stated.

The Group is in the process of exploring and developing the Pebble Project and has not yet determined whether the Pebble Project contains mineral reserves that are economically recoverable. The Group’s continuing operations and the underlying value and recoverability of the amounts shown for the Group’s mineral property interests, is entirely dependent upon the existence of economically recoverable mineral reserves; the ability of the Group to obtain financing to complete the exploration and development of the Pebble Project; the Group obtaining the necessary permits to mine; and future profitable production or proceeds from the disposition of the Pebble Project.

During the year ended December 31, 2017, the company raised gross proceeds of US$37,440 ($49,067) through a bought deal financing (note 7(b)), $11,620 from the exercise of share purchase options and warrants (notes 7(c)-(d)) and received an early option price installment of US37,500 ($48,308) (note 3).

As at December 31, 2017, the Group has $67,158 in cash and cash equivalents for its operating requirements. The Group incurred a net loss of $64,865 and $26,982 during the years ended December 31, 2017 and 2016, respectively and had a deficit $470,971 as at December 31, 2017. The Group is required to utilize the non-refundable early price installment funds (note 3) solely for permitting related expenditures at the Pebble Project. The Group has prioritized the allocation of the remaining available financial resources to meet key corporate expenditure requirements in the near term. Additional financing will be required for working capital for the Company as well as to progress any material expenditures at the Pebble Project in 2018 should there be no formal agreement entered into (note 3). There can be no assurances that the Group will be successful in obtaining additional financing. If the Group is unable to raise the necessary capital resources and generate sufficient cash flows to meet obligations as they come due, the Group may, at some point, consider reducing or curtailing its operations. As such there is material uncertainty that raises substantial doubt about the Group’s ability to continue as a going concern.

From 2014-to May 2017, the Group was focused on a multi-dimensional strategy which included legal and other initiatives designed to ward off a pre-emptive regulatory action by the United States Environmental Protection Agency (the “EPA”) under the Clean Water Act (“CWA”). On May 12, 2017, the Group announced that the Pebble Limited Partnership (the “Pebble Partnership”) and the EPA had reached a joint settlement agreement over the federal agency’s pre-emptive regulatory action. As a result of the joint settlement, the Group through the Pebble Partnership, filed documentation for a CWA 404 permit with the US Army Corps of Engineers (“USACE”) on December 22, 2017, thereby initiating federal and state permitting for the Pebble Project under the National Environmental Protection Act (“NEPA”) which documentation was accepted as complete by the USACE in January 2018.